EARNINGS PER SHARE - Summary of Computation of Company's Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income		$ 3,126	$ 5,701	$ 14,748	$ 21,080
Less: Redeemable Convertible Preferred Stock dividends		0	(314)	(314)	(1,189)
Net income attributable to common shareholders - basic		3,126	5,387	14,434	19,891
Add: Redeemable Convertible Preferred Stock dividends		0	314	314	1,189
Net income attributable to common shareholders - diluted		$ 3,126	$ 5,701	$ 14,748	$ 21,080
Denominator
Weighted-average common shares used in computing earnings per share - basic	[1]	29,768,568	11,951,137	21,421,610	11,951,137
Weighted-average effect of potentially dilutive securities:
Effect of potentially dilutive redeemable convertible preferred stock		0	6,719,641	3,175,215	6,719,641
Weighted-average common shares outstanding - diluted	[1]	29,768,568	19,677,507	25,131,024	19,677,507
Earnings per share - basic		$ 0.11	$ 0.45	$ 0.67	$ 1.66
Earnings per share - diluted		$ 0.11	$ 0.29	$ 0.59	$ 1.07
Time-based Stock Options
Weighted-average effect of potentially dilutive securities:
Effect of potentially dilutive stock options		0	1,006,729	488,997	1,006,729
Performance-based Stock Options
Weighted-average effect of potentially dilutive securities:
Effect of potentially dilutive stock options		0	0	45,202	0

[1]	Shares of legacy redeemable convertible preferred stock and legacy common stock have been retroactively restated to give effect to the Merger.